Data Compare
Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xx	xx	00000004		B1 Citizenship Status	Foreign National	Non-Resident Alien			A copy of the borrower's passport shows B1 citizenship status as foreign national.	Initial